Average Annual Total Returns - EDGEWOOD GROWTH FUND	12 Months Ended	60 Months Ended	120 Months Ended	238 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional | S&P 500 Index Return (reflects no deduction for fees, expenses, or taxes) | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	10.92%
Institutional | S&P 500 Growth Index Return (reflects no deduction for fees, expenses, or taxes) | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	15.04%	16.99%	12.77%
Institutional | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent	6.98%	5.58%	13.59%	11.55%
Institutional | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.54%)	2.16%	11.35%	10.29%
Institutional | INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.05%	4.05%	11.10%	9.92%
Retail Shares | S&P 500 Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	10.92%
Retail Shares | S&P 500 Growth Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	15.04%	16.99%	12.77%
Retail Shares | RETAIL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent	6.56%	5.15%	13.14%	11.17%
Retail Shares | RETAIL CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.84%)	1.44%	10.71%	9.82%
Retail Shares | RETAIL CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.42%	3.70%	10.68%	9.56%
Service Shares | S&P 500 Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	10.92%
Service Shares | S&P 500 Growth Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	15.04%	16.99%	12.77%
Service Shares | Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.56%	5.15%	13.14%	11.17%
Service Shares | Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.84%)	1.44%	10.71%	9.82%
Service Shares | Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.42%	3.70%	10.68%	9.56%